Share-based Compensation - Allocation of recognized period costs and expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	¥ 1,542	¥ 3,713	¥ 7,881
Income tax benefit recognized for share-based compensation	0	0	0
Cost of revenues
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	798	1,737	2,802
Sales and marketing expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	322	1,115	1,842
General and administrative expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	321	273	2,215
Technology and product development expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	¥ 101	¥ 588	¥ 1,022